Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Cash flows from operating activities
Net income (loss)	$ (160)		$ 1,027		$ (1)
Depreciation and amortization	538		608		600
Bad debt expense	(8)		1,405
Changes in operating assets and liabilities
Accounts and notes receivable	(22)		(1,163)		(322)
Accrued interest	(393)
Unbilled revenue			4,967		1,046
Other receivables and prepayments	(73)		917		1,020
Inventories	70		1,967		(1,458)
Tax payable	(75)		330		(270)
Accounts payable	(709)		269		265
Advance from customers	8		(7,947)		(683)
Other payables and accruals	44		(14)		61
Net cash (used in) provided by operating activities	(780)		2,366		258
Cash flows from investing activities
Payment to purchase property and equipment	(66)		(27)		(168)
Proceeds from disposal of property and equipment	44		28		31
Net cash (used in) provided by investing activities	(22)		1		(137)
Cash flows from financing activities
Repayment to related party			(3)
Payment in loan to related companies	(690)		(3,711)		(2,077)
Net cash used in financing activities	(690)		(3,714)		(2,077)
Effect of exchange rate changes on cash and cash equivalents	(12)		(76)		(9)
Net decrease in cash and cash equivalents	(1,504)		(1,423)		(1,965)
Cash and cash equivalents at beginning of year	2,743	[1]	4,166		6,132
Cash and cash equivalents at end of year	1,239	[1]	2,743	[1]	4,166
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid	105,409
Noncash operating activities:
The write-offs of allowance for doubtful accounts of account receivable					$ 132,000

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).